Label	Element	Value
Document And Entity Information Elements	CGIVX_DocumentAndEntityInformationElementsAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun 28, 2013
Registrant Name	dei_EntityRegistrantName	ADVISORS INNER CIRCLE FUND
Central Index Key	dei_EntityCentralIndexKey	0000878719
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun 28, 2013
Document Effective Date	dei_DocumentEffectiveDate	Jun 28, 2013
Prospectus Date	rr_ProspectusDate	Jun 28, 2013

CBRE CLARION GLOBAL INFRASTRUCTURE VALUE FUND | Institutional Class
CBRE CLARION GLOBAL INFRASTRUCTURE VALUE FUND
INVESTMENT OBJECTIVE
The investment objective of the CBRE Clarion Global Infrastructure Value Fund (the "Fund") is to provide total return, consisting of capital appreciation and current income.
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees	CBRE CLARION GLOBAL INFRASTRUCTURE VALUE FUND INSTITUTIONAL CLASS SHARES
Redemption Fee (as a percentage of amount redeemed, if shares redeemed have been held for less than 60 days)	2.00%

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		CBRE CLARION GLOBAL INFRASTRUCTURE VALUE FUND INSTITUTIONAL CLASS SHARES
Management Fees		0.90%
Shareholder Servicing Fees		0.10%
Other Operating Expenses	[1]	0.62%
Total Other Expenses		0.72%
Total Annual Fund Operating Expenses		1.62%
Less Fee Reductions and/or Expense Reimbursements		(0.37%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	[2]	1.25%
[1]	Other Operating Expenses are based on estimated amounts for the current fiscal year.
[2]	CBRE Clarion Securities LLC (the "Adviser") has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses after Fee Reductions and/or Expense Reimbursements (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.25% of the Fund's Institutional Class Shares' average daily net assets until February 28, 2015 (the "contractual expense limit"). In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit, the Adviser may retain the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recover all or a portion of its fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. This agreement may be terminated: (i) by the Board, for any reason at any time, or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on February 28, 2015.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including capped expenses for the period described in the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years
CBRE CLARION GLOBAL INFRASTRUCTURE VALUE FUND INSTITUTIONAL CLASS SHARES	127	397

PORTFOLIO TURNOVER

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES

 Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities issued by infrastructure companies organized or located throughout the world, including the United States. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. CBRE Clarion Securities LLC (the "Adviser"), the Fund's adviser, defines an infrastructure company as a company that derives at least 50% of its revenues or profits from, or devotes at least 50% of its assets to, the ownership, management, development or operation of infrastructure assets. Examples of infrastructure assets include transportation assets (such as toll roads, bridges, railroads, airports and seaports), utility assets (such as electric transmission and distribution lines, gas distribution pipelines, water pipelines and treatment facilities and sewer facilities), energy assets (such as oil and gas pipelines, storage facilities and other facilities used for gathering, processing or transporting hydrocarbon products) and communications assets (such as communications towers and satellites).

While the Fund expects to invest primarily in common stock, it may also invest in other equity securities including preferred stocks, convertible securities, rights or warrants to buy common stocks and American Depositary Receipts ("ADRs"). The Fund may also invest up to 25% of its net assets in limited partner interests of energy infrastructure companies organized as master limited partnerships ("MLPs").

Under normal market conditions, the Fund will invest in at least three countries, including the United States, and at least 40% of its net assets, plus any borrowings for investment purposes, will be invested in non-U.S. companies, in both developed and emerging market countries (at least 30% of its net assets, plus any borrowings for investment purposes, will be invested in non-U. S. companies if conditions are not favorable). The Adviser considers a company to be a non-U. S. company if: (i) 50% of the company's assets are located outside of the United States; (ii) 50% of the company's revenues are generated outside of the United States; or (iii) the company is organized or maintains its principal place of business outside of the United States. The Fund may invest up to 30% of its assets in emerging market companies. The Fund's investments may be denominated in U.S. dollars, non-U.S. currencies or multinational currency units. The Fund may invest in securities of companies of any market capitalization.

The Adviser utilizes a multi-step investment process for constructing the Fund's investment portfolio that combines top-down region and sector allocation with bottom-up individual stock selection. The Adviser first selects infrastructure sectors in certain geographic regions in which to invest, and determines the degree of representation of such sectors and regions, through a systematic evaluation of the regulatory environment and outlook, capital market trends, macroeconomic conditions, and the relative value of infrastructure sectors. The Adviser then uses an in-house valuation process to identify investments whose risk-adjusted returns it believes are compelling relative to their peers. The Adviser's in-house valuation process examines several factors, including the company's management and strategy, the stability and growth potential of cash flows and dividends, the location of the company's assets, the regulatory environment in which the company operates and the company's capital structure. Finally, portfolio construction and risk mitigation guidelines are employed to arrive at a diversified portfolio that the Adviser believes should have a lower volatility of returns relative to the broader global equity market. The Adviser may sell a security if it believes that there has been a negative change in the fundamental factors surrounding the company, region or sector weights change to reflect a revised top-down view, or more attractive alternatives exist.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

INFRASTRUCTURE COMPANY RISK -- Because the Fund concentrates its investments in infrastructure companies, the Fund has greater exposure to the potential adverse economic, regulatory, political and other changes affecting such entities. Infrastructure companies are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, costs associated with environmental and other regulations, difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation and unsettled capital markets, the effects of economic slowdown and surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Additionally, infrastructure entities may be subject to regulation by various governmental authorities and may also be affected by governmental regulation of rates charged to customers; service interruption due to environmental, operational or other mishaps; the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards; and general changes in market sentiment towards infrastructure assets.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund. This risk is greater for small- and medium-sized companies, which tend to be more vulnerable to adverse developments than larger companies.

MLP RISK -- MLPs are limited partnerships in which the ownership units are publicly traded. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP's interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry. The risks of investing in a MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded to investors in a MLP than investors in a corporation. For example, investors in MLPs may have limited voting rights or be liable under certain circumstances for amounts greater than the amount of their investment. In addition, MLPs may be subject to state taxation in certain jurisdictions which will have the effect of reducing the amount of income paid by the MLP to its investors.

FOREIGN COMPANY RISK -- Investing in foreign companies, including direct investments and through ADRs, which are traded on exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. Differences in tax and accounting standards and difficulties obtaining information about foreign companies can negatively affect investment decisions. The Fund's investments in foreign securities are also subject to the risk that the securities may be difficult to value and/or valued incorrectly. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

EMERGING MARKETS SECURITIES RISK -- Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

FOREIGN CURRENCY RISK -- As a result of the Fund's investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected.

PREFERRED STOCK RISK -- Preferred stocks are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company's assets in the event of a liquidation are generally subordinate to the rights associated with a company's debt securities.

CONVERTIBLE SECURITIES RISK -- The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increase as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.

RIGHTS AND WARRANTS RISK -- The purchase of rights or warrants involves the risk that the Fund could lose the purchase value of a right or warrant if the right to subscribe to additional shares is not executed prior to the right's or warrant's expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

INVESTMENT STYLE RISK -- The Fund pursues a "value style" of investing. Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company's earnings, book value, revenues or cash flow. If the Adviser's assessment of a company's value or its prospects for exceeding earnings expectations or market conditions is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks" can continue to be undervalued by the market for long periods of time.

NEW FUND RISK -- Investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

PERFORMANCE INFORMATION

 The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return and comparing the Fund's performance to a broad measure of market performance.

CBRE CLARION GLOBAL INFRASTRUCTURE VALUE FUND | Investor Class
CBRE CLARION GLOBAL INFRASTRUCTURE VALUE FUND
INVESTMENT OBJECTIVE
The investment objective of the CBRE Clarion Global Infrastructure Value Fund (the "Fund") is to provide total return, consisting of capital appreciation and current income.
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees	CBRE CLARION GLOBAL INFRASTRUCTURE VALUE FUND INVESTOR CLASS SHARES
Redemption Fee (as a percentage of amount redeemed, if shares redeemed have been held for less than 60 days)	2.00%

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		CBRE CLARION GLOBAL INFRASTRUCTURE VALUE FUND INVESTOR CLASS SHARES
Management Fees		0.90%
Distribution (12b-1) Fees		0.25%
Shareholder Servicing Fees		0.20%
Other Operating Expenses	[1]	0.62%
Total Other Expenses		0.82%
Total Annual Fund Operating Expenses		1.97%
Less Fee Reductions and/or Expense Reimbursements		(0.37%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	[2]	1.60%
[1]	Other Operating Expenses are based on estimated amounts for the current fiscal year.
[2]	CBRE Clarion Securities LLC (the "Adviser") has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses after Fee Reductions and/or Expense Reimbursements (excluding interest, taxes, brokerage ommissions, acquired fund fees and expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.60% of the Fund's Investor Class Shares' average daily net assets until February 28, 2015 (the "contractual expense limit"). In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit, the Adviser may retain the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recover all or a portion of its fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. This agreement may be terminated: (i) by the Board, for any reason at any time, or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on February 28, 2015.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including capped expenses for the period described in the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years
CBRE CLARION GLOBAL INFRASTRUCTURE VALUE FUND INVESTOR CLASS SHARES	163	505

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities issued by infrastructure companies organized or located throughout the world, including the United States. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. CBRE Clarion Securities LLC (the "Adviser"), the Fund's adviser, defines an infrastructure company as a company that derives at least 50% of its revenues or profits from, or devotes at least 50% of its assets to, the ownership, management, development or operation of infrastructure assets. Examples of infrastructure assets include transportation assets (such as toll roads, bridges, railroads, airports and seaports), utility assets (such as electric transmission and distribution lines, gas distribution pipelines, water pipelines and treatment facilities and sewer facilities), energy assets (such as oil and gas pipelines, storage facilities and other facilities used for gathering, processing or transporting hydrocarbon products) and communications assets (such as communications towers and satellites).

While the Fund expects to invest primarily in common stock, it may also invest in other equity securities including preferred stocks, convertible securities, rights or warrants to buy common stocks and American Depositary Receipts ("ADRs"). The Fund may also invest up to 25% of its net assets in limited partner interests of energy infrastructure companies organized as master limited partnerships ("MLPs").

Under normal market conditions, the Fund will invest in at least three countries, including the United States, and at least 40% of its net assets, plus any borrowings for investment purposes, will be invested in non-U.S. companies, in both developed and emerging market countries (at least 30% of its net assets, plus any borrowings for investment purposes, will be invested in non-U. S. companies if conditions are not favorable). The Adviser considers a company to be a non-U. S. company if: (i) 50% of the company's assets are located outside of the United States; (ii) 50% of the company's revenues are generated outside of the United States; or (iii) the company is organized or maintains its principal place of business outside of the United States. The Fund may invest up to 30% of its assets in emerging market companies. The Fund's investments may be denominated in U.S. dollars, non-U.S. currencies or multinational currency units. The Fund may invest in securities of companies of any market capitalization.

The Adviser utilizes a multi-step investment process for constructing the Fund's investment portfolio that combines top-down region and sector allocation with bottom-up individual stock selection. The Adviser first selects infrastructure sectors in certain geographic regions in which to invest, and determines the degree of representation of such sectors and regions, through a systematic evaluation of the regulatory environment and outlook, capital market trends, macroeconomic conditions, and the relative value of infrastructure sectors. The Adviser then uses an in-house valuation process to identify investments whose risk-adjusted returns it believes are compelling relative to their peers. The Adviser's in-house valuation process examines several factors, including the company's management and strategy, the stability and growth potential of cash flows and dividends, the location of the company's assets, the regulatory environment in which the company operates and the company's capital structure. Finally, portfolio construction and risk mitigation guidelines are employed to arrive at a diversified portfolio that the Adviser believes should have a lower volatility of returns relative to the broader global equity market. The Adviser may sell a security if it believes that there has been a negative change in the fundamental factors surrounding the company, region or sector weights change to reflect a revised top-down view, or more attractive alternatives exist.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

INFRASTRUCTURE COMPANY RISK -- Because the Fund concentrates its investments in infrastructure companies, the Fund has greater exposure to the potential adverse economic, regulatory, political and other changes affecting such entities. Infrastructure companies are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, costs associated with environmental and other regulations, difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation and unsettled capital markets, the effects of economic slowdown and surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Additionally, infrastructure entities may be subject to regulation by various governmental authorities and may also be affected by governmental regulation of rates charged to customers; service interruption due to environmental, operational or other mishaps; the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards; and general changes in market sentiment towards infrastructure assets.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund. This risk is greater for small- and medium-sized companies, which tend to be more vulnerable to adverse developments than larger companies.

MLP RISK -- MLPs are limited partnerships in which the ownership units are publicly traded. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP's interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry. The risks of investing in a MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded to investors in a MLP than investors in a corporation. For example, investors in MLPs may have limited voting rights or be liable under certain circumstances for amounts greater than the amount of their investment. In addition, MLPs may be subject to state taxation in certain jurisdictions which will have the effect of reducing the amount of income paid by the MLP to its investors.

FOREIGN COMPANY RISK -- Investing in foreign companies, including direct investments and through ADRs, which are traded on exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. Differences in tax and accounting standards and difficulties obtaining information about foreign companies can negatively affect investment decisions. The Fund's investments in foreign securities are also subject to the risk that the securities may be difficult to value and/or valued incorrectly. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

EMERGING MARKETS SECURITIES RISK -- Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

FOREIGN CURRENCY RISK -- As a result of the Fund's investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected.

PREFERRED STOCK RISK -- Preferred stocks are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company's assets in the event of a liquidation are generally subordinate to the rights associated with a company's debt securities.

CONVERTIBLE SECURITIES RISK -- The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increase as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.

RIGHTS AND WARRANTS RISK -- The purchase of rights or warrants involves the risk that the Fund could lose the purchase value of a right or warrant if the right to subscribe to additional shares is not executed prior to the right's or warrant's expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

INVESTMENT STYLE RISK -- The Fund pursues a "value style" of investing. Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company's earnings, book value, revenues or cash flow. If the Adviser's assessment of a company's value or its prospects for exceeding earnings expectations or market conditions is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks" can continue to be undervalued by the market for long periods of time.

NEW FUND RISK -- Investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

PERFORMANCE INFORMATION

The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return and comparing the Fund's performance to a broad measure of market performance.

INSTITUTIONAL CLASS SHARES
CBRE CLARION GLOBAL INFRASTRUCTURE VALUE FUND
INVESTMENT OBJECTIVE
The investment objective of the CBRE Clarion Global Infrastructure Value Fund (the "Fund") is to provide total return, consisting of capital appreciation and current income.
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees	CBRE CLARION GLOBAL INFRASTRUCTURE VALUE FUND INSTITUTIONAL CLASS SHARES
Redemption Fee (as a percentage of amount redeemed, if shares redeemed have been held for less than 60 days)	2.00%

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		CBRE CLARION GLOBAL INFRASTRUCTURE VALUE FUND INSTITUTIONAL CLASS SHARES
Management Fees		0.90%
Shareholder Servicing Fees		0.10%
Other Operating Expenses	[1]	0.62%
Total Other Expenses		0.72%
Total Annual Fund Operating Expenses		1.62%
Less Fee Reductions and/or Expense Reimbursements		(0.37%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	[2]	1.25%
[1]	Other Operating Expenses are based on estimated amounts for the current fiscal year.
[2]	CBRE Clarion Securities LLC (the "Adviser") has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses after Fee Reductions and/or Expense Reimbursements (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.25% of the Fund's Institutional Class Shares' average daily net assets until February 28, 2015 (the "contractual expense limit"). In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit, the Adviser may retain the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recover all or a portion of its fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. This agreement may be terminated: (i) by the Board, for any reason at any time, or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on February 28, 2015.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including capped expenses for the period described in the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years
CBRE CLARION GLOBAL INFRASTRUCTURE VALUE FUND INSTITUTIONAL CLASS SHARES	127	397

PORTFOLIO TURNOVER

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES

 Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities issued by infrastructure companies organized or located throughout the world, including the United States. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. CBRE Clarion Securities LLC (the "Adviser"), the Fund's adviser, defines an infrastructure company as a company that derives at least 50% of its revenues or profits from, or devotes at least 50% of its assets to, the ownership, management, development or operation of infrastructure assets. Examples of infrastructure assets include transportation assets (such as toll roads, bridges, railroads, airports and seaports), utility assets (such as electric transmission and distribution lines, gas distribution pipelines, water pipelines and treatment facilities and sewer facilities), energy assets (such as oil and gas pipelines, storage facilities and other facilities used for gathering, processing or transporting hydrocarbon products) and communications assets (such as communications towers and satellites).

While the Fund expects to invest primarily in common stock, it may also invest in other equity securities including preferred stocks, convertible securities, rights or warrants to buy common stocks and American Depositary Receipts ("ADRs"). The Fund may also invest up to 25% of its net assets in limited partner interests of energy infrastructure companies organized as master limited partnerships ("MLPs").

Under normal market conditions, the Fund will invest in at least three countries, including the United States, and at least 40% of its net assets, plus any borrowings for investment purposes, will be invested in non-U.S. companies, in both developed and emerging market countries (at least 30% of its net assets, plus any borrowings for investment purposes, will be invested in non-U. S. companies if conditions are not favorable). The Adviser considers a company to be a non-U. S. company if: (i) 50% of the company's assets are located outside of the United States; (ii) 50% of the company's revenues are generated outside of the United States; or (iii) the company is organized or maintains its principal place of business outside of the United States. The Fund may invest up to 30% of its assets in emerging market companies. The Fund's investments may be denominated in U.S. dollars, non-U.S. currencies or multinational currency units. The Fund may invest in securities of companies of any market capitalization.

The Adviser utilizes a multi-step investment process for constructing the Fund's investment portfolio that combines top-down region and sector allocation with bottom-up individual stock selection. The Adviser first selects infrastructure sectors in certain geographic regions in which to invest, and determines the degree of representation of such sectors and regions, through a systematic evaluation of the regulatory environment and outlook, capital market trends, macroeconomic conditions, and the relative value of infrastructure sectors. The Adviser then uses an in-house valuation process to identify investments whose risk-adjusted returns it believes are compelling relative to their peers. The Adviser's in-house valuation process examines several factors, including the company's management and strategy, the stability and growth potential of cash flows and dividends, the location of the company's assets, the regulatory environment in which the company operates and the company's capital structure. Finally, portfolio construction and risk mitigation guidelines are employed to arrive at a diversified portfolio that the Adviser believes should have a lower volatility of returns relative to the broader global equity market. The Adviser may sell a security if it believes that there has been a negative change in the fundamental factors surrounding the company, region or sector weights change to reflect a revised top-down view, or more attractive alternatives exist.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

INFRASTRUCTURE COMPANY RISK -- Because the Fund concentrates its investments in infrastructure companies, the Fund has greater exposure to the potential adverse economic, regulatory, political and other changes affecting such entities. Infrastructure companies are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, costs associated with environmental and other regulations, difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation and unsettled capital markets, the effects of economic slowdown and surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Additionally, infrastructure entities may be subject to regulation by various governmental authorities and may also be affected by governmental regulation of rates charged to customers; service interruption due to environmental, operational or other mishaps; the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards; and general changes in market sentiment towards infrastructure assets.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund. This risk is greater for small- and medium-sized companies, which tend to be more vulnerable to adverse developments than larger companies.

MLP RISK -- MLPs are limited partnerships in which the ownership units are publicly traded. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP's interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry. The risks of investing in a MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded to investors in a MLP than investors in a corporation. For example, investors in MLPs may have limited voting rights or be liable under certain circumstances for amounts greater than the amount of their investment. In addition, MLPs may be subject to state taxation in certain jurisdictions which will have the effect of reducing the amount of income paid by the MLP to its investors.

FOREIGN COMPANY RISK -- Investing in foreign companies, including direct investments and through ADRs, which are traded on exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. Differences in tax and accounting standards and difficulties obtaining information about foreign companies can negatively affect investment decisions. The Fund's investments in foreign securities are also subject to the risk that the securities may be difficult to value and/or valued incorrectly. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

EMERGING MARKETS SECURITIES RISK -- Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

FOREIGN CURRENCY RISK -- As a result of the Fund's investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected.

PREFERRED STOCK RISK -- Preferred stocks are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company's assets in the event of a liquidation are generally subordinate to the rights associated with a company's debt securities.

CONVERTIBLE SECURITIES RISK -- The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increase as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.

RIGHTS AND WARRANTS RISK -- The purchase of rights or warrants involves the risk that the Fund could lose the purchase value of a right or warrant if the right to subscribe to additional shares is not executed prior to the right's or warrant's expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

INVESTMENT STYLE RISK -- The Fund pursues a "value style" of investing. Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company's earnings, book value, revenues or cash flow. If the Adviser's assessment of a company's value or its prospects for exceeding earnings expectations or market conditions is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks" can continue to be undervalued by the market for long periods of time.

NEW FUND RISK -- Investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

PERFORMANCE INFORMATION

 The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return and comparing the Fund's performance to a broad measure of market performance.

INVESTOR CLASS SHARES
CBRE CLARION GLOBAL INFRASTRUCTURE VALUE FUND
INVESTMENT OBJECTIVE
The investment objective of the CBRE Clarion Global Infrastructure Value Fund (the "Fund") is to provide total return, consisting of capital appreciation and current income.
FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Shareholder Fees	CBRE CLARION GLOBAL INFRASTRUCTURE VALUE FUND INVESTOR CLASS SHARES
Redemption Fee (as a percentage of amount redeemed, if shares redeemed have been held for less than 60 days)	2.00%

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		CBRE CLARION GLOBAL INFRASTRUCTURE VALUE FUND INVESTOR CLASS SHARES
Management Fees		0.90%
Distribution (12b-1) Fees		0.25%
Shareholder Servicing Fees		0.20%
Other Operating Expenses	[1]	0.62%
Total Other Expenses		0.82%
Total Annual Fund Operating Expenses		1.97%
Less Fee Reductions and/or Expense Reimbursements		(0.37%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	[2]	1.60%
[1]	Other Operating Expenses are based on estimated amounts for the current fiscal year.
[2]	CBRE Clarion Securities LLC (the "Adviser") has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses after Fee Reductions and/or Expense Reimbursements (excluding interest, taxes, brokerage ommissions, acquired fund fees and expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.60% of the Fund's Investor Class Shares' average daily net assets until February 28, 2015 (the "contractual expense limit"). In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit, the Adviser may retain the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recover all or a portion of its fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. This agreement may be terminated: (i) by the Board, for any reason at any time, or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on February 28, 2015.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including capped expenses for the period described in the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years
CBRE CLARION GLOBAL INFRASTRUCTURE VALUE FUND INVESTOR CLASS SHARES	163	505

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities issued by infrastructure companies organized or located throughout the world, including the United States. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. CBRE Clarion Securities LLC (the "Adviser"), the Fund's adviser, defines an infrastructure company as a company that derives at least 50% of its revenues or profits from, or devotes at least 50% of its assets to, the ownership, management, development or operation of infrastructure assets. Examples of infrastructure assets include transportation assets (such as toll roads, bridges, railroads, airports and seaports), utility assets (such as electric transmission and distribution lines, gas distribution pipelines, water pipelines and treatment facilities and sewer facilities), energy assets (such as oil and gas pipelines, storage facilities and other facilities used for gathering, processing or transporting hydrocarbon products) and communications assets (such as communications towers and satellites).

While the Fund expects to invest primarily in common stock, it may also invest in other equity securities including preferred stocks, convertible securities, rights or warrants to buy common stocks and American Depositary Receipts ("ADRs"). The Fund may also invest up to 25% of its net assets in limited partner interests of energy infrastructure companies organized as master limited partnerships ("MLPs").

Under normal market conditions, the Fund will invest in at least three countries, including the United States, and at least 40% of its net assets, plus any borrowings for investment purposes, will be invested in non-U.S. companies, in both developed and emerging market countries (at least 30% of its net assets, plus any borrowings for investment purposes, will be invested in non-U. S. companies if conditions are not favorable). The Adviser considers a company to be a non-U. S. company if: (i) 50% of the company's assets are located outside of the United States; (ii) 50% of the company's revenues are generated outside of the United States; or (iii) the company is organized or maintains its principal place of business outside of the United States. The Fund may invest up to 30% of its assets in emerging market companies. The Fund's investments may be denominated in U.S. dollars, non-U.S. currencies or multinational currency units. The Fund may invest in securities of companies of any market capitalization.

The Adviser utilizes a multi-step investment process for constructing the Fund's investment portfolio that combines top-down region and sector allocation with bottom-up individual stock selection. The Adviser first selects infrastructure sectors in certain geographic regions in which to invest, and determines the degree of representation of such sectors and regions, through a systematic evaluation of the regulatory environment and outlook, capital market trends, macroeconomic conditions, and the relative value of infrastructure sectors. The Adviser then uses an in-house valuation process to identify investments whose risk-adjusted returns it believes are compelling relative to their peers. The Adviser's in-house valuation process examines several factors, including the company's management and strategy, the stability and growth potential of cash flows and dividends, the location of the company's assets, the regulatory environment in which the company operates and the company's capital structure. Finally, portfolio construction and risk mitigation guidelines are employed to arrive at a diversified portfolio that the Adviser believes should have a lower volatility of returns relative to the broader global equity market. The Adviser may sell a security if it believes that there has been a negative change in the fundamental factors surrounding the company, region or sector weights change to reflect a revised top-down view, or more attractive alternatives exist.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

INFRASTRUCTURE COMPANY RISK -- Because the Fund concentrates its investments in infrastructure companies, the Fund has greater exposure to the potential adverse economic, regulatory, political and other changes affecting such entities. Infrastructure companies are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, costs associated with environmental and other regulations, difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation and unsettled capital markets, the effects of economic slowdown and surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Additionally, infrastructure entities may be subject to regulation by various governmental authorities and may also be affected by governmental regulation of rates charged to customers; service interruption due to environmental, operational or other mishaps; the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards; and general changes in market sentiment towards infrastructure assets.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund. This risk is greater for small- and medium-sized companies, which tend to be more vulnerable to adverse developments than larger companies.

MLP RISK -- MLPs are limited partnerships in which the ownership units are publicly traded. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP's interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry. The risks of investing in a MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded to investors in a MLP than investors in a corporation. For example, investors in MLPs may have limited voting rights or be liable under certain circumstances for amounts greater than the amount of their investment. In addition, MLPs may be subject to state taxation in certain jurisdictions which will have the effect of reducing the amount of income paid by the MLP to its investors.

FOREIGN COMPANY RISK -- Investing in foreign companies, including direct investments and through ADRs, which are traded on exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. Differences in tax and accounting standards and difficulties obtaining information about foreign companies can negatively affect investment decisions. The Fund's investments in foreign securities are also subject to the risk that the securities may be difficult to value and/or valued incorrectly. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

EMERGING MARKETS SECURITIES RISK -- Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

FOREIGN CURRENCY RISK -- As a result of the Fund's investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected.

PREFERRED STOCK RISK -- Preferred stocks are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company's assets in the event of a liquidation are generally subordinate to the rights associated with a company's debt securities.

CONVERTIBLE SECURITIES RISK -- The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increase as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.

RIGHTS AND WARRANTS RISK -- The purchase of rights or warrants involves the risk that the Fund could lose the purchase value of a right or warrant if the right to subscribe to additional shares is not executed prior to the right's or warrant's expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

INVESTMENT STYLE RISK -- The Fund pursues a "value style" of investing. Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company's earnings, book value, revenues or cash flow. If the Adviser's assessment of a company's value or its prospects for exceeding earnings expectations or market conditions is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks" can continue to be undervalued by the market for long periods of time.

NEW FUND RISK -- Investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

PERFORMANCE INFORMATION

The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return and comparing the Fund's performance to a broad measure of market performance.

Label	Element	Value
[RiskReturnAbstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun 28, 2013
Registrant Name	dei_EntityRegistrantName	ADVISORS INNER CIRCLE FUND
Central Index Key	dei_EntityCentralIndexKey	0000878719
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun 28, 2013
Document Effective Date	dei_DocumentEffectiveDate	Jun 28, 2013
Prospectus Date	rr_ProspectusDate	Jun 28, 2013
CBRE CLARION GLOBAL INFRASTRUCTURE VALUE FUND | INSTITUTIONAL CLASS SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CBRE CLARION GLOBAL INFRASTRUCTURE VALUE FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the CBRE Clarion Global Infrastructure Value Fund (the "Fund") is to provide total return, consisting of capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Management Fees	rr_ManagementFeesOverAssets	0.90%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.62%	[1]
Total Other Expenses	rr_OtherExpensesOverAssets	0.72%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.62%
Less Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.37%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.25%	[2]
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance.

Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	10,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including capped expenses for the period described in the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	127
3 Years	rr_ExpenseExampleYear03	397
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

 Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities issued by infrastructure companies organized or located throughout the world, including the United States. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. CBRE Clarion Securities LLC (the "Adviser"), the Fund's adviser, defines an infrastructure company as a company that derives at least 50% of its revenues or profits from, or devotes at least 50% of its assets to, the ownership, management, development or operation of infrastructure assets. Examples of infrastructure assets include transportation assets (such as toll roads, bridges, railroads, airports and seaports), utility assets (such as electric transmission and distribution lines, gas distribution pipelines, water pipelines and treatment facilities and sewer facilities), energy assets (such as oil and gas pipelines, storage facilities and other facilities used for gathering, processing or transporting hydrocarbon products) and communications assets (such as communications towers and satellites).

While the Fund expects to invest primarily in common stock, it may also invest in other equity securities including preferred stocks, convertible securities, rights or warrants to buy common stocks and American Depositary Receipts ("ADRs"). The Fund may also invest up to 25% of its net assets in limited partner interests of energy infrastructure companies organized as master limited partnerships ("MLPs").

Under normal market conditions, the Fund will invest in at least three countries, including the United States, and at least 40% of its net assets, plus any borrowings for investment purposes, will be invested in non-U.S. companies, in both developed and emerging market countries (at least 30% of its net assets, plus any borrowings for investment purposes, will be invested in non-U. S. companies if conditions are not favorable). The Adviser considers a company to be a non-U. S. company if: (i) 50% of the company's assets are located outside of the United States; (ii) 50% of the company's revenues are generated outside of the United States; or (iii) the company is organized or maintains its principal place of business outside of the United States. The Fund may invest up to 30% of its assets in emerging market companies. The Fund's investments may be denominated in U.S. dollars, non-U.S. currencies or multinational currency units. The Fund may invest in securities of companies of any market capitalization.

The Adviser utilizes a multi-step investment process for constructing the Fund's investment portfolio that combines top-down region and sector allocation with bottom-up individual stock selection. The Adviser first selects infrastructure sectors in certain geographic regions in which to invest, and determines the degree of representation of such sectors and regions, through a systematic evaluation of the regulatory environment and outlook, capital market trends, macroeconomic conditions, and the relative value of infrastructure sectors. The Adviser then uses an in-house valuation process to identify investments whose risk-adjusted returns it believes are compelling relative to their peers. The Adviser's in-house valuation process examines several factors, including the company's management and strategy, the stability and growth potential of cash flows and dividends, the location of the company's assets, the regulatory environment in which the company operates and the company's capital structure. Finally, portfolio construction and risk mitigation guidelines are employed to arrive at a diversified portfolio that the Adviser believes should have a lower volatility of returns relative to the broader global equity market. The Adviser may sell a security if it believes that there has been a negative change in the fundamental factors surrounding the company, region or sector weights change to reflect a revised top-down view, or more attractive alternatives exist.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

INFRASTRUCTURE COMPANY RISK -- Because the Fund concentrates its investments in infrastructure companies, the Fund has greater exposure to the potential adverse economic, regulatory, political and other changes affecting such entities. Infrastructure companies are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, costs associated with environmental and other regulations, difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation and unsettled capital markets, the effects of economic slowdown and surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Additionally, infrastructure entities may be subject to regulation by various governmental authorities and may also be affected by governmental regulation of rates charged to customers; service interruption due to environmental, operational or other mishaps; the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards; and general changes in market sentiment towards infrastructure assets.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund. This risk is greater for small- and medium-sized companies, which tend to be more vulnerable to adverse developments than larger companies.

MLP RISK -- MLPs are limited partnerships in which the ownership units are publicly traded. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP's interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry. The risks of investing in a MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded to investors in a MLP than investors in a corporation. For example, investors in MLPs may have limited voting rights or be liable under certain circumstances for amounts greater than the amount of their investment. In addition, MLPs may be subject to state taxation in certain jurisdictions which will have the effect of reducing the amount of income paid by the MLP to its investors.

FOREIGN COMPANY RISK -- Investing in foreign companies, including direct investments and through ADRs, which are traded on exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. Differences in tax and accounting standards and difficulties obtaining information about foreign companies can negatively affect investment decisions. The Fund's investments in foreign securities are also subject to the risk that the securities may be difficult to value and/or valued incorrectly. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

EMERGING MARKETS SECURITIES RISK -- Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

FOREIGN CURRENCY RISK -- As a result of the Fund's investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected.

PREFERRED STOCK RISK -- Preferred stocks are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company's assets in the event of a liquidation are generally subordinate to the rights associated with a company's debt securities.

CONVERTIBLE SECURITIES RISK -- The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increase as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.

RIGHTS AND WARRANTS RISK -- The purchase of rights or warrants involves the risk that the Fund could lose the purchase value of a right or warrant if the right to subscribe to additional shares is not executed prior to the right's or warrant's expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

INVESTMENT STYLE RISK -- The Fund pursues a "value style" of investing. Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company's earnings, book value, revenues or cash flow. If the Adviser's assessment of a company's value or its prospects for exceeding earnings expectations or market conditions is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks" can continue to be undervalued by the market for long periods of time.

NEW FUND RISK -- Investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new, and therefore has no performance history.
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE INFORMATION
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

 The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return and comparing the Fund's performance to a broad measure of market performance.

CBRE CLARION GLOBAL INFRASTRUCTURE VALUE FUND | INVESTOR CLASS SHARES
[RiskReturnAbstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CBRE CLARION GLOBAL INFRASTRUCTURE VALUE FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the CBRE Clarion Global Infrastructure Value Fund (the "Fund") is to provide total return, consisting of capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.20%
Other Operating Expenses	rr_Component2OtherExpensesOverAssets	0.62%	[1]
Total Other Expenses	rr_OtherExpensesOverAssets	0.82%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.97%
Less Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.37%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.60%	[3]
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance.

Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	10,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including capped expenses for the period described in the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	163
3 Years	rr_ExpenseExampleYear03	505
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities issued by infrastructure companies organized or located throughout the world, including the United States. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. CBRE Clarion Securities LLC (the "Adviser"), the Fund's adviser, defines an infrastructure company as a company that derives at least 50% of its revenues or profits from, or devotes at least 50% of its assets to, the ownership, management, development or operation of infrastructure assets. Examples of infrastructure assets include transportation assets (such as toll roads, bridges, railroads, airports and seaports), utility assets (such as electric transmission and distribution lines, gas distribution pipelines, water pipelines and treatment facilities and sewer facilities), energy assets (such as oil and gas pipelines, storage facilities and other facilities used for gathering, processing or transporting hydrocarbon products) and communications assets (such as communications towers and satellites).

While the Fund expects to invest primarily in common stock, it may also invest in other equity securities including preferred stocks, convertible securities, rights or warrants to buy common stocks and American Depositary Receipts ("ADRs"). The Fund may also invest up to 25% of its net assets in limited partner interests of energy infrastructure companies organized as master limited partnerships ("MLPs").

Under normal market conditions, the Fund will invest in at least three countries, including the United States, and at least 40% of its net assets, plus any borrowings for investment purposes, will be invested in non-U.S. companies, in both developed and emerging market countries (at least 30% of its net assets, plus any borrowings for investment purposes, will be invested in non-U. S. companies if conditions are not favorable). The Adviser considers a company to be a non-U. S. company if: (i) 50% of the company's assets are located outside of the United States; (ii) 50% of the company's revenues are generated outside of the United States; or (iii) the company is organized or maintains its principal place of business outside of the United States. The Fund may invest up to 30% of its assets in emerging market companies. The Fund's investments may be denominated in U.S. dollars, non-U.S. currencies or multinational currency units. The Fund may invest in securities of companies of any market capitalization.

The Adviser utilizes a multi-step investment process for constructing the Fund's investment portfolio that combines top-down region and sector allocation with bottom-up individual stock selection. The Adviser first selects infrastructure sectors in certain geographic regions in which to invest, and determines the degree of representation of such sectors and regions, through a systematic evaluation of the regulatory environment and outlook, capital market trends, macroeconomic conditions, and the relative value of infrastructure sectors. The Adviser then uses an in-house valuation process to identify investments whose risk-adjusted returns it believes are compelling relative to their peers. The Adviser's in-house valuation process examines several factors, including the company's management and strategy, the stability and growth potential of cash flows and dividends, the location of the company's assets, the regulatory environment in which the company operates and the company's capital structure. Finally, portfolio construction and risk mitigation guidelines are employed to arrive at a diversified portfolio that the Adviser believes should have a lower volatility of returns relative to the broader global equity market. The Adviser may sell a security if it believes that there has been a negative change in the fundamental factors surrounding the company, region or sector weights change to reflect a revised top-down view, or more attractive alternatives exist.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

INFRASTRUCTURE COMPANY RISK -- Because the Fund concentrates its investments in infrastructure companies, the Fund has greater exposure to the potential adverse economic, regulatory, political and other changes affecting such entities. Infrastructure companies are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, costs associated with environmental and other regulations, difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation and unsettled capital markets, the effects of economic slowdown and surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Additionally, infrastructure entities may be subject to regulation by various governmental authorities and may also be affected by governmental regulation of rates charged to customers; service interruption due to environmental, operational or other mishaps; the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards; and general changes in market sentiment towards infrastructure assets.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund. This risk is greater for small- and medium-sized companies, which tend to be more vulnerable to adverse developments than larger companies.

MLP RISK -- MLPs are limited partnerships in which the ownership units are publicly traded. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP's interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry. The risks of investing in a MLP are generally those involved in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded to investors in a MLP than investors in a corporation. For example, investors in MLPs may have limited voting rights or be liable under certain circumstances for amounts greater than the amount of their investment. In addition, MLPs may be subject to state taxation in certain jurisdictions which will have the effect of reducing the amount of income paid by the MLP to its investors.

FOREIGN COMPANY RISK -- Investing in foreign companies, including direct investments and through ADRs, which are traded on exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. Differences in tax and accounting standards and difficulties obtaining information about foreign companies can negatively affect investment decisions. The Fund's investments in foreign securities are also subject to the risk that the securities may be difficult to value and/or valued incorrectly. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

EMERGING MARKETS SECURITIES RISK -- Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

FOREIGN CURRENCY RISK -- As a result of the Fund's investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected.

PREFERRED STOCK RISK -- Preferred stocks are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company's assets in the event of a liquidation are generally subordinate to the rights associated with a company's debt securities.

CONVERTIBLE SECURITIES RISK -- The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increase as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.

RIGHTS AND WARRANTS RISK -- The purchase of rights or warrants involves the risk that the Fund could lose the purchase value of a right or warrant if the right to subscribe to additional shares is not executed prior to the right's or warrant's expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security.

INVESTMENT STYLE RISK -- The Fund pursues a "value style" of investing. Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company's earnings, book value, revenues or cash flow. If the Adviser's assessment of a company's value or its prospects for exceeding earnings expectations or market conditions is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. In addition, "value stocks" can continue to be undervalued by the market for long periods of time.

NEW FUND RISK -- Investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new, and therefore has no performance history.
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE INFORMATION
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return and comparing the Fund's performance to a broad measure of market performance.

[1]	Other Operating Expenses are based on estimated amounts for the current fiscal year.
[2]	CBRE Clarion Securities LLC (the "Adviser") has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses after Fee Reductions and/or Expense Reimbursements (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.25% of the Fund's Institutional Class Shares' average daily net assets until February 28, 2015 (the "contractual expense limit"). In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit, the Adviser may retain the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recover all or a portion of its fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. This agreement may be terminated: (i) by the Board, for any reason at any time, or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on February 28, 2015.
[3]	CBRE Clarion Securities LLC (the "Adviser") has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses after Fee Reductions and/or Expense Reimbursements (excluding interest, taxes, brokerage ommissions, acquired fund fees and expenses, and extraordinary expenses (collectively, "excluded expenses")) from exceeding 1.60% of the Fund's Investor Class Shares' average daily net assets until February 28, 2015 (the "contractual expense limit"). In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit, the Adviser may retain the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recover all or a portion of its fee reductions or expense reimbursements made during the preceding three-year period during which this agreement was in place. This agreement may be terminated: (i) by the Board, for any reason at any time, or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of business on February 28, 2015.